GOLDMAN SACHS TRUST

Goldman Sachs Global Tax-Aware Equity Portfolios

Class A Shares and Institutional Shares of the

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Goldman Sachs Tax-Advantaged Global Equity Portfolio

(collectively, the "Portfolios")

Supplement dated January 8, 2014 to the

Prospectus dated December 27, 2013 (the "Prospectus")

Effective immediately, the Portfolios may invest in the Goldman Sachs High Yield Floating Rate Fund (the "Underlying High Yield Floating Rate Fund") as part of a tactical allocation.

Accordingly, the Portfolios' Prospectus is hereby revised as follows:

The last sentence in the third to last paragraph of the "Goldman Sachs Enhanced Dividend Global Equity Portfolio—Summary—Principal Strategy" and the "Goldman Sachs Tax-Advantaged Global Equity Portfolio—Summary—Principal Strategy" sections of the Prospectus is replaced with the following:

As part of a tactical allocation, the Portfolio, as of the date of this Prospectus, invests in the Goldman Sachs High Yield Fund and the Goldman Sachs High Yield Floating Rate Fund. The Portfolio may discontinue this allocation in the future at the discretion of the Investment Adviser and without shareholder approval or notice.

The following paragraphs are added to the "Goldman Sachs Enhanced Dividend Global Equity Portfolio—Summary—Principal Risks of the Underlying Funds" and the "Goldman Sachs Tax-Advantaged Global Equity Portfolio—Summary—Principal Risks of the Underlying Funds" sections of the Prospectus:

Conflict of Interest Risk—Affiliates of the Investment Adviser may participate in the primary and secondary market for loan obligations. Because of limitations imposed by applicable law, the presence of the Investment Adviser's affiliates in the loan obligations market may restrict the Underlying High Yield Floating Rate Fund's ability to acquire some loan obligations or affect the timing or price of such acquisitions. Also, because the Investment Adviser may wish to invest in the publicly traded securities of a borrower, it may not have access to material non public information regarding the borrower to which other lenders have access.

Loan Obligations Risk—Loan obligations are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan obligation defaults. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loan obligations are subject to legal or contractual restrictions on resale and may be relatively illiquid and difficult to value. This will also have an adverse impact on the Underlying High Yield Floating Rate Fund's ability to dispose of particular loan obligations or loan participations when necessary to meet the Underlying High Yield Floating Rate Fund's liquidity needs or when necessary in response to a specific economic event, such as a decline in the credit quality of the borrower.

Loan Participation Risk—The Underlying High Yield Floating Rate Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and interest. Where the Underlying High Yield Floating Rate Fund lacks direct recourse, the Underlying High Yield Floating Rate Fund will look to an agent for the lenders to enforce appropriate credit remedies against the borrower. The Underlying High Yield Floating Rate Fund may be subject to greater delays, expenses and risks than would have been involved if the Underlying High Yield Floating Rate Fund had purchased a direct obligation of the borrower. Under the terms of certain loan participations, the Underlying High Yield Floating Rate Fund may be regarded as a creditor of the agent lender rather than of the underlying borrower, and therefore may be subject to the risk that the agent lender may become insolvent.

Second Lien Loans Risk—Second Lien Loans generally are subject to similar risks as Senior Loans. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid. There is also a possibility that originators will not be able to sell participations in Second Lien Loans, which would create greater credit risk exposure for the holders of such loans. Second Lien Loans share the same risks as other below investment grade securities.

Senior Loan Risk—Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debt holders and stockholders of the borrower. Senior Loans are usually rated below investment grade, and are subject to similar risks, such as credit risk, as below investment grade securities. However, Senior Loans are typically senior and secured in contrast to other below investment grade securities, which are often subordinated and unsecured. There is less readily available, reliable information about most Senior Loans than is the case for many other types of securities, and the Investment Adviser relies primarily on its own evaluation of a borrower's credit quality rather than on any available independent sources. The ability of the Underlying High Yield Floating Rate Fund to realize full value in the event of the need to sell a Senior Loan may be impaired by the lack of an active trading market for certain senior loans or adverse market conditions limiting liquidity. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide/ask spreads and extended trade settlement periods. Although Senior Loans in which the Underlying High Yield Floating Rate Fund will invest generally will be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower's obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, the Underlying High Yield Floating Rate Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Senior Loan. Moreover, any specific collateral used to secure a Senior Loan may decline in value or become illiquid, which would adversely affect the Senior Loan's value. Uncollateralized Senior Loans involve a greater risk of loss. Some Senior Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the Senior Loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Underlying High Yield Floating Rate Fund, such as invalidation of Senior Loans.